Financial Risk Management - Additional Information (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 13,617,000,000	₩ 43,256,000,000
Financial liabilities	8,631,000,000	₩ 34,988,000,000
Variable Interest Rate
Disclosure Of Financial Instruments [Line Items]
Borrowings	₩ 0
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Foreign exchange risk movement in currency percentage	10.00%
Price Risk
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 0
Financial liabilities	₩ 0